UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22481

                    Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                           New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                           New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

March 31, 2018   (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 137.5%(a)

AEROSPACE & DEFENSE - 4.1%

MRO Holdings, Inc. Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.55%, 10/25/23(b)	598,500	605,981
PAE Holding Corp. First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 7.49%, 10/20/22(b)	1,916,940	1,931,318
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11.49%, 10/20/23(b)	1,404,834	1,416,543
Photonis Technologies SAS (France) First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.80%, 09/18/19(b)(c)(d)	2,856,480	2,540,839
StandardAero Aviation Holdings, Inc. Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.63%, 07/07/22(b)	5,018,294	5,071,237
		11,565,918

AUTOMOTIVE - 3.6%

American Tire Distributors, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.24%, 09/01/21(b)	1,837,409	1,863,822
AP Exhaust Acquisition, LLC First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.81%, 05/10/24(b)	5,317,799	5,327,770
CH Hold Corp. Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.13%, 02/03/25(b)	500,000	508,750
Innovative XCessories & Services, LLC Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.58%, 11/29/22(b)	2,237,326	2,259,699
		9,960,041

BANKING, FINANCE, INSURANCE & REAL ESTATE - 7.7%

AqGen Ascensus, Inc. Third Amendment Replacement Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.80%, 12/05/22(b)	1,989,975	2,011,118
Asurion, LLC Replacement Term Loan B-6, (LIBOR + 2.75%, 0.00% Floor), 4.63%, 11/03/23(b)	3,953,897	3,985,113
Second Lien Replacement Term Loan B-2, (LIBOR + 6.00%, 0.00% Floor), 7.88%, 08/04/25(b)	2,117,647	2,179,059
CRCI Holdings, Inc. Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 8.17%, 08/31/23(b)	2,086,480	2,097,789

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Mayfield Agency Borrower, Inc. First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.38%, 02/28/25(b)(d)	2,398,239	2,419,224
Medical Card System, Inc. Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(e)	5,323,315	4,530,372
Mitchell International, Inc. First Lien Initial Term Loan, (LIBOR + 3.25%, 0.00% Floor), 5.13%, 11/29/24(b)	1,282,143	1,284,067
Second Lien Initial Term Loan, (LIBOR + 7.25%, 0.00% Floor), 9.14%, 12/01/25(b)	1,636,979	1,650,484
SG Acquisition, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.30%, 03/29/24(b)	1,297,637	1,304,125
		21,461,351

BEVERAGE, FOOD & TOBACCO - 2.1%

The Chef’s Warehouse, Inc. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.88%, 06/22/22(b)	1,073,550	1,083,615
PFS Holding Corp. First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.38%, 01/31/21(b)	1,341,197	915,367
Winebow Holdings, Inc. (The Vintner Group, Inc.) First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.63%, 07/01/21(b)	1,878,864	1,847,159
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.38%, 01/02/22(b)(e)	2,260,897	2,113,939
		5,960,080

CAPITAL EQUIPMENT - 1.0%

MTS Systems Corporation New Tranche B Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.99%, 07/05/23(b)	1,988,055	2,005,461
Swordfish Merger Sub, LLC Second Lien Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.53%, 02/02/26(b)	807,692	822,331
		2,827,792

CHEMICALS, PLASTICS & RUBBER - 2.1%

Archroma Finance S.A.R.L (Luxembourg) Facility B-2, (LIBOR + 4.25%, 0.00% Floor), 5.97%, 08/12/24(b)(c)	2,116,588	2,104,026
PetroChoice Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.79%, 08/19/22(b)	989,662	999,559

See accompanying Notes to Schedule of Investments.	1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
CHEMICALS, PLASTICS & RUBBER (continued)
Vantage Specialty Chemicals, Inc. First Lien Closing Date Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.30%, 10/28/24(b)	1,603,125	1,619,822
Second Lien Initial Loan, (LIBOR + 8.25%, 1.00% Floor), 10.02%, 10/27/25(b)	1,000,000	1,005,000
		5,728,407

CONSTRUCTION & BUILDING - 3.9%
Associated Asphalt Partners, LLC Tranche B Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.13%, 04/05/24(b)	2,177,897	2,099,852
Henry Company, LLC Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.88%, 10/05/23(b)	1,257,779	1,277,041
KBR, Inc. Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 03/28/25(b)(d)	4,439,678	4,436,903
Morsco, Inc. Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.88%, 10/31/23(b)	949,367	966,574
Terra Millenium Corp. First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 8.19%, 10/31/22(b)(e)	1,937,500	1,952,031
		10,732,401

CONSUMER GOODS: DURABLE - 0.6%
PT Holdings, LLC First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 6.30%, 12/09/24(b)	997,500	1,009,969
Second Lien Initial Loan, (LIBOR + 8.00%, 1.00% Floor), 10.30%, 12/08/25(b)(e)	625,000	634,375
		1,644,344

CONSUMER GOODS: NON-DURABLE - 3.8%
ABG Intermediate Holdings 2, LLC First Lien Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.80%, 09/27/24(b)	2,454,163	2,467,452
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 10.05%, 09/29/25(b)	971,276	987,059
LTI Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.63%, 05/16/24(b)	4,027,519	4,050,174
First Lien Second Amendment Incremental Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.38%, 05/16/24(b)	1,231,167	1,235,784

	Principal Amount ($)	Value ($)

CONSUMER GOODS: NON-DURABLE (continued)
Parfums Holding Co., Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.05%, 06/30/24(b)	1,759,075	1,783,262

		10,523,731

CONTAINERS, PACKAGING & GLASS - 4.1%
Anchor Glass Container Corp. July 2017 Additional Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.63%, 12/07/23(b)(d)	2,242,691	2,182,777
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.49%, 12/07/24(b)	2,291,667	2,219,090
Hoover Group, Inc. First Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.15%, 01/28/21(b)(e)	1,450,783	1,305,705
SMI Acquisition, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.52%, 11/01/24(b)	1,047,375	1,055,230
Sprint Industrial Holdings, LLC First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 8.05%, 05/14/19(b)	4,847,303	4,574,642

		11,337,444

ENERGY: OIL & GAS - 2.5%
Ascent Resources - Marcellus, LLC Exit Term Loan, (Prime + 5.50%, 1.00% Floor), 10.25%, 03/30/23(b)	452,027	452,027
Azure Midstream Energy, LLC Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.38%, 11/15/18(b)	402,376	395,000
HGIM Corp. Senior Secured Term Loan A, (Prime + 3.25%, 1.00% Floor), 8.00%, 06/18/18(b)(f)(g)	2,677,236	1,171,291
Oryx Southern Delaware Holdings, LLC Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.13%, 02/28/25(b)(d)	3,065,014	3,072,677
Sheridan Investment Partners I, LLC Deferred Principal Facility I, 10/01/19(e)(f)	4,749	2,850
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.53%, 10/01/19(b)	1,626,683	1,381,330
Sheridan Production Partners I-A, L.P. Deferred Principal Facility I-A, 10/01/19(e)(f)	629	378
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.53%, 10/01/19(b)	215,551	183,039

2 |	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
ENERGY: OIL & GAS (continued)
Sheridan Production Partners I-M, L.P. Deferred Principal Facility I-M, 10/01/19(e)(f)	384	231
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.53%, 10/01/19(b)	131,659	111,800
Southcross Holdings Borrower, LP Tranche B Term Loan (5.50% PIK), 9.00%, 04/13/23(h)(i)	126,789	125,521

		6,896,144

ENVIRONMENTAL INDUSTRIES - 1.1%
Emerald 2, Ltd. (United Kingdom) Facility B-1, (LIBOR + 4.00%, 1.00% Floor), 6.45%, 05/14/21(b)(c)	3,091,110	3,093,057

HEALTHCARE & PHARMACEUTICALS - 23.2%
Amneal Pharmaceuticals, LLC First Lien Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 03/21/25(b)(d)	2,017,845	2,021,628
Argon Medical Devices Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.05%, 01/23/25(b)	1,563,830	1,574,581
BioClinica Holding I, LP First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.00%, 10/20/23(b)	2,212,223	2,167,979
Community Health Systems, Inc. Incremental 2021 Term Loan H, (LIBOR + 3.00%, 1.00% Floor), 5.23%, 01/27/21(b)(d)	6,067,726	5,844,828
CT Technologies Intermediate Hldgs, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.13%, 12/01/21(b)	3,978,014	3,971,390
Diplomat Pharmacy, Inc. Initial Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 6.38%, 12/20/24(b)	741,847	749,730
Endo Luxembourg Finance I Co. S.A.R.L Initial Term Loan, (LIBOR + 4.25%, 0.75% Floor), 6.19%, 04/29/24(b)(d)	4,005,018	4,004,177
Equian Buyer Corp. 2018 Incremental Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.15%, 05/20/24(b)	1,585,271	1,596,170
ExamWorks Group, Inc. Term Loan B-1, (LIBOR + 3.25%, 1.00% Floor), 5.13%, 07/27/23(b)(d)	1,824,067	1,839,800

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)
Hanger, Inc. Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.38%, 03/06/25(b)(d)(e)	1,932,648	1,939,895
Lanai Holdings II, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.54%, 08/29/22(b)	3,687,726	3,586,313
Lanai Holdings III, Inc. Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.29%, 08/28/23(b)	869,565	834,782
Lantheus Medical Imaging, Inc. New Term Loan B 2017, (LIBOR + 3.75%, 1.00% Floor), 5.63%, 06/30/22(b)	1,040,846	1,048,866
Medical Solutions Holdings, Inc. First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.63%, 06/14/24(b)(d)	6,116,375	6,143,165
Second Lien Closing Date Loan, (LIBOR + 8.25%, 1.00% Floor), 10.13%, 06/16/25(b)	2,000,000	2,005,000
MModal, Inc. Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 6.52%, 02/13/23(b)	2,035,714	2,023,836
NMSC Holdings, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.45%, 04/19/23(b)	561,524	558,015
Onex TSG Intermediate Corp. First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.88%, 07/29/22(b)(d)	2,725,619	2,659,182
Opal Acquisition, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 6.03%, 11/27/20(b)(d)	5,639,730	5,400,042
Parexel International Corp. Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.63%, 09/27/24(b)	2,267,428	2,270,829
PharMerica Corp. First Lien Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.21%, 12/06/24(b)	1,732,523	1,741,549
Quorum Health Corp. Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.63%, 04/29/22(b)	2,658,042	2,720,134
Team Health Holdings, Inc. Initial Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.63%, 02/06/24(b)(d)	3,984,960	3,820,580
U.S. Renal Care, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.55%, 12/30/22(b)	3,966,652	3,989,778

		64,512,249

See accompanying Notes to Schedule of Investments.	3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES - 15.7%
Aptean, Inc. Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 6.56%, 12/20/22(b)	2,139,700	2,146,836
Aspect Software, Inc. First Lien Exit Term Loan, (LIBOR + 10.50%, 1.00% Floor), 12.38%, 05/25/20(b)	3,048,598	3,047,653
DigiCert Holding, Inc. First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.52%, 10/31/24(b)	1,895,411	1,919,303
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.77%, 10/31/25(b)	1,514,727	1,532,002
Flexera Software, LLC First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.13%, 02/26/25(b)	1,562,701	1,574,101
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.13%, 02/26/26(b)	692,308	699,231
Gigamon, Inc. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.80%, 12/27/24(b)	1,709,999	1,727,099
HS Purchaser, LLC First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.05%, 03/29/25(b)(d)	1,506,928	1,510,695
Ivanti Software, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.13%, 01/20/24(b)(d)	4,988,095	4,916,391
MA FinanceCo., LLC Tranche B-3 Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.63%, 06/21/24(b)(d)	257,956	255,659
Ocean Bidco, Inc. First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 7.22%, 03/21/25(b)(d)	1,101,311	1,106,361
Riverbed Technology, Inc. First Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.13%, 04/24/22(b)	3,960,698	3,951,807
Seattle SpinCo, Inc. Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.63%, 06/21/24(b)(d)	1,742,044	1,726,531
SolarWinds Holdings, Inc. 2018 Refinancing Term Loan, (LIBOR + 3.00%, 0.00% Floor), 4.88%, 02/05/24(b)(d)	4,273,901	4,297,942
SS&C European Holdings, S.A.R.L (Luxembourg) Term Loan B-4, (LIBOR + 2.50%, 0.00% Floor), 2.50%, 02/28/25(b)(c)(d)	742,477	746,924

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)
SS&C Technologies, Inc. Term Loan B-3, (LIBOR + 2.50%, 0.00% Floor), 2.50%, 02/28/25(b)(d)	2,081,324	2,093,792
Syncsort, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.30%, 08/16/24(b)	2,992,481	3,005,573
Second Lien Initial Term Loan, (LIBOR + 9.00%, 1.00% Floor), 11.30%, 08/18/25(b)	2,000,000	1,969,380
TIBCO Software, Inc. Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 5.38%, 12/04/20(b)	1,992,885	2,002,441
Triple Point Group Holdings, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.55%, 07/10/20(b)	3,958,163	3,593,279

		43,823,000

HOTEL, GAMING & LEISURE - 3.4%

Everi Payments, Inc. New Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 5.49%, 05/09/24(b)	1,785,222	1,801,405
Mohegan Tribal Gaming Authority Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 5.63%, 10/13/21(b)	1,893,366	1,895,733
Scientific Games International, Inc. Initial Term Loan B-5, (LIBOR + 2.75%, 0.00% Floor), 4.72%, 08/14/24(b)	2,843,358	2,856,921
Seaworld Parks & Entertainment, Inc. Term Loan B-2, (LIBOR + 2.25%, 0.75% Floor), 4.55%, 05/14/20(b)(d)	1,490,714	1,487,763
Term Loan B-5, (LIBOR + 3.00%, 0.75% Floor), 5.30%, 04/01/24(b)	1,496,222	1,492,638

		9,534,460

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.6%
Acosta, Inc. Tranche B-1, (LIBOR + 3.25%, 1.00% Floor), 5.13%, 09/26/21(b)	3,000,000	2,524,035
Advantage Sales & Marketing, Inc. First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.02%, 07/23/21(b)(d)	3,488,385	3,424,844
Incremental Term Loan B-2, (LIBOR + 3.25%, 1.00% Floor), 5.02%, 07/23/21(b)(d)	515,708	506,314
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.27%, 07/25/22(b)	1,500,000	1,444,823

4 |	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)
F & W Media, Inc. Term Loan B-1 (8.38% PIK), (LIBOR + 6.50%, 1.50% Floor), 8.38%, 05/24/22(b)(e)(i)	348,572	348,572
Term Loan B-2 (11.88% PIK), (LIBOR + 10.00%, 1.50% Floor), 11.88%, 05/24/22(b)(e)(i)	858,143	321,191
Information Resources, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.19%, 01/18/24(b)	1,488,759	1,501,786

		10,071,565

MEDIA: BROADCASTING & SUBSCRIPTION - 5.4%

Emmis Operating Co. Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.88%, 04/18/19(b)	565,410	551,275
Global Eagle Entertainment, Inc. Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.36%, 01/06/23(b)	4,951,535	5,184,678
SESAC Holdco II, LLC First Lien Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.88%, 02/23/24(b)	1,243,719	1,246,312
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.13%, 02/24/25(b)	904,685	905,816
Urban One, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.88%, 04/18/23(b)	1,462,071	1,453,854
William Morris Endeavor Entertainment, LLC Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.13%, 05/06/21(b)	5,652,586	5,698,513

		15,040,448

MEDIA: DIVERSIFIED & PRODUCTION - 1.3%
A-L Parent, LLC First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.13%, 12/01/23(b)	1,335,209	1,350,230
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.13%, 12/02/24(b)(e)	375,000	378,750
DHX Media, Ltd. (Canada) Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.63%, 12/29/23(b)(c)	1,985,000	1,996,791

		3,725,771

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp. DIP Term Loan, 12.00%, 10/14/16(e)(f)(h)	245,303	—

	Principal Amount ($)	Value ($)

RETAIL - 10.1%
Academy, Ltd. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.78%, 07/01/22(b)	1,950,781	1,561,600
Albertson’s, LLC Replacement 2017-1 Term Loan B-4, (LIBOR + 2.75%, 0.75% Floor), 4.63%, 08/25/21(b)(d)	3,984,950	3,941,713
Replacement 2017-1 Term Loan B-5, (LIBOR + 3.00%, 0.75% Floor), 5.29%, 12/21/22(b)	1,015,101	1,005,797
Charming Charlie, LLC Senior Secured Super-Priority DIP Delayed Draw Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.37%, 06/08/18(b)(e)	247,889	247,889
Senior Secured Super-Priority DIP Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.37%, 06/08/18(b)(e)	309,997	309,997
Senior Secured Super-Priority DIP Roll-up Loan, (LIBOR + 1.00%, 1.00% Floor), 2.87%, 06/08/18(b)(e)	1,239,718	58,542
Term Loan, (LIBOR + 8.00%, 1.00% Floor), 12.33%, 12/24/19(b)(e)(f)(j)	2,344,381	—
David’s Bridal, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 6.31%, 10/11/19(b)	2,121,809	1,822,984
EG America, LLC Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 4.00%, 02/07/25(b)(d)	2,514,970	2,512,455
EG Finco, Ltd. (United Kingdom) Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 4.00%, 02/07/25(b)(c)(d)	500,000	499,500
General Nutrition Centers, Inc. Extended Term Loan B, (LIBOR + 8.75%, 0.00% Floor), 10.59%, 03/04/21(b)	1,405,961	1,328,633
First In Last Out Term Loan, (LIBOR + 7.00%, 0.00% Floor), 8.88%, 12/31/22(b)	572,350	588,233
JC Penney Corp., Inc. Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 6.23%, 06/23/23(b)(d)	4,143,253	4,066,872
Mister Car Wash Holdings, Inc. Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.70%, 08/20/21(b)	1,318,285	1,326,524
Petco Animal Supplies, Inc. Second Amendment Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.77%, 01/26/23(b)(d)	5,829,922	4,296,332

See accompanying Notes to Schedule of Investments.	5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
RETAIL (continued)
PetSmart, Inc. Tranche B-2 Loan, (LIBOR + 3.00%, 1.00% Floor), 4.68%, 03/11/22(b)(d)	1,957,601	1,576,094
Sears Roebuck Acceptance Corp. 2017 Extended Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.20%, 01/20/19(b)	1,500,644	1,498,138
Vince, LLC Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.66%, 11/27/19(b)	1,542,799	1,415,518

		28,056,821

SERVICES: BUSINESS - 19.1%

Access CIG, LLC First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.63%, 02/27/25(b)(d)	1,006,775	1,019,359
Air Medical Group Holdings, Inc. 2017-2 New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.01%, 03/14/25(b)	2,262,778	2,285,055
2018 Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.94%, 04/28/22(b)	3,777,224	3,797,942
Boing US Holdco, Inc. First Lien Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 5.29%, 10/03/24(b)	708,084	710,963
Second Lien Term Loan B, (LIBOR + 7.50%, 1.00% Floor), 9.29%, 10/03/25(b)(e)	1,545,455	1,553,182
EIG Investors Corp. Refinancing Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.96%, 02/09/23(b)	3,945,555	3,979,014
Electro Rent Corp. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.98%, 01/31/24(b)	2,092,560	2,105,638
Evergreen Skills Lux S.A.R.L. (Luxembourg) First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.63%, 04/28/21(b)(c)	6,500,000	6,294,178
Explorer Holdings, Inc. Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.52%, 05/02/23(b)	4,556,579	4,599,319
IBC Capital, Ltd. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.82%, 09/09/21(b)	2,969,388	2,979,038
Michael Baker International, LLC Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.34%, 11/21/22(b)	2,870,813	2,877,990

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)
Navicure, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.63%, 11/01/24(b)	789,898	794,835
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.38%, 10/31/25(b)	500,000	502,500
Onex Carestream Finance, L.P. First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.88%, 06/07/19(b)	1,855,203	1,868,394
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.38%, 12/07/19(b)	2,143,089	2,143,089
Paysafe Group PLC Facility B-1, (LIBOR + 3.50%, 1.00% Floor), 5.36%, 01/03/25(b)	2,909,090	2,926,065
SGS Cayman, L.P. Initial Cayman Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.68%, 04/23/21(b)	782,322	748,095
Solera, LLC Dollar Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.63%, 03/03/23(b)	3,184,883	3,197,177
STG-Fairway Acquisitions, Inc. First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.13%, 06/30/22(b)	2,514,689	2,513,118
Sutherland Global Services, Inc. Initial U.S. Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.68%, 04/23/21(b)	3,360,816	3,213,780
U.S. Security Associates Holdings, Inc. Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.80%, 07/14/23(b)(d)	3,048,495	3,060,872

		53,169,603

SERVICES: CONSUMER - 1.7%

Laureate Education, Inc. Series 2024 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.38%, 04/26/24(b)	2,219,334	2,233,981
USS Ultimate Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.63%, 08/25/24(b)	682,781	687,475
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.63%, 08/25/25(b)	1,884,615	1,910,915

		4,832,371

6 |	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
TELECOMMUNICATIONS - 11.8%

CenturyLink, Inc. Initial Term Loan A, (LIBOR + 2.75%, 0.00% Floor), 4.63%, 11/01/22(b)(d)	1,975,000	1,971,297
Initial Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.63%, 01/31/25(b)	3,491,250	3,439,981
Frontier Communications Corp. Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.63%, 03/31/21(b)(d)	2,945,576	2,927,181
Term Loan B-1, (LIBOR + 3.75%, 0.75% Floor), 5.63%, 06/15/24(b)	3,851,528	3,809,816
Global Tel*Link Corp. First Lien Term Loan, (LIBOR + 4.00%, 1.25% Floor), 6.30%, 05/23/20(b)	3,965,541	3,995,283
Intelsat Jackson Holdings S.A. (Luxembourg) Tranche B-4 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.46%, 01/02/24(b)(c)(d)	3,448,622	3,554,529
Tranche B-5 Term Loan, 6.63%, 01/02/24(c)(d)(h)	3,748,810	3,803,486
Securus Technologies Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.38%, 11/01/24(b)	2,118,327	2,146,797
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 10.13%, 11/01/25(b)	549,280	556,146
TierPoint, LLC First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.63%, 05/06/24(b)(d)	2,959,501	2,929,906
TVC Albany, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 6.30%, 09/18/24(b)(d)	583,212	587,586
U.S. TelePacific Corp. Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.30%, 05/02/23(b)(d)	3,141,820	3,058,562

		32,780,570

TRANSPORTATION: CARGO - 2.2%

Avolon Holdings, Ltd. Initial Term Loan B-2, (LIBOR + 2.25%, 0.75% Floor), 4.07%, 03/21/22(b)	3,484,956	3,490,584
Transplace Holdings, Inc. First Lien Closing Date Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.96%, 10/07/24(b)	2,739,439	2,758,615

		6,249,199

	Principal Amount ($)	Value ($)

TRANSPORTATION: CONSUMER - 0.6%
Travel Leaders Group, LLC New Incremental Term Loan, (LIBOR + 4.50%, 0.00% Floor), 6.35%, 01/25/24(b)	1,735,812	1,761,121

UTILITIES: ELECTRIC - 2.8%

Green Energy Partners Advance Conversion Term Loan B-1, (LIBOR + 5.50%, 1.00% Floor), 7.80%, 11/13/21(b)	554,449	546,132
Construction B-2 Facility, (LIBOR + 5.50%, 1.00% Floor), 7.80%, 11/13/21(b)	339,205	334,116
Moxie Patriot, LLC Construction B-1 Facility, (LIBOR + 5.75%, 1.00% Floor), 8.05%, 12/19/20(b)	1,352,601	1,337,810
Construction B-2 Facility, (LIBOR + 5.75%, 1.00% Floor), 8.05%, 12/19/20(b)(d)	1,942,016	1,920,780
Panda Liberty, LLC Construction B-1 Facility, (LIBOR + 6.50%, 1.00% Floor), 8.80%, 08/21/20(b)	3,883,058	3,646,191

		7,785,029

Total Senior Loans (Cost $386,896,120)		383,072,917

Corporate Notes and Bonds - 12.9%(h)

AUTOMOTIVE - 1.3%
Tesla, Inc. 5.30%, 08/15/25(k)	4,000,000	3,505,000

CONTAINERS, PACKAGING & GLASS - 1.1%

Reynolds Group Holdings, Inc. 6.88%, 02/15/21	1,069,068	1,085,104
W/S Packaging Holdings, Inc. 9.00%, 04/15/23(k)	2,000,000	2,035,000

		3,120,104

ENERGY: OIL & GAS - 1.7%

Moss Creek Resources Holdings, Inc. 7.50%, 01/15/26(k)	4,762,000	4,820,096

HEALTHCARE & PHARMACEUTICALS - 2.1%

Valeant Pharmaceuticals
International, Inc. (Canada) 5.50%, 11/01/25(c)(k)	1,500,000	1,465,875
5.63%, 12/01/21(c)(k)	1,500,000	1,438,125
7.50%, 07/15/21(c)(k)	2,864,000	2,885,480

		5,789,480

HIGH TECH INDUSTRIES - 1.0%

Riverbed Technology, Inc. 8.88%, 03/01/23(k)	2,000,000	1,907,500
RP Crown Parent, LLC 7.38%, 10/15/24(k)	1,000,000	1,037,500

		2,945,000

See accompanying Notes to Schedule of Investments.	7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(h) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION - 2.8%

CSC Holdings, LLC 5.38%, 02/01/28(k)	1,500,000	1,420,635
10.13%, 01/15/23(k)	105,000	116,813
10.88%, 10/15/25(k)	293,000	345,005
Univision Communications, Inc. 5.13%, 05/15/23(k)	1,000,000	955,100
5.13%, 02/15/25(k)	4,000,000	3,740,000
Urban One, Inc. 7.38%, 04/15/22(k)	1,211,000	1,204,945

		7,782,498

METALS & MINING - 0.0%

ERP Iron Ore, LLC LIBOR +, 8.00%, 12/31/19(e)	26,469	8,404
Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(e)(f)(k)(l)	639,000	—

		8,404

RETAIL - 0.0%

PetSmart, Inc. 5.88%, 06/01/25(k)	112,000	81,480

SERVICES: BUSINESS - 0.4%

EIG Investors Corp. 10.88%, 02/01/24	1,000,000	1,095,830

SERVICES: CONSUMER - 1.1%

NVA Holdings, Inc. 6.88%, 04/01/26(k)	3,000,000	3,030,000

TELECOMMUNICATIONS - 1.4%

Orbcomm, Inc. 8.00%, 04/01/24(k)	3,694,000	3,850,995

Total Corporate Notes and Bonds (Cost $36,412,330)		36,028,887

	Share Quantity	Value ($)

Common Stocks - 0.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(e)(f)	991,230	28,972

ENERGY: OIL & GAS - 0.4%

Ascent Resources Marcellus Holdings, Inc.(f)	324,739	1,043,224
Southcross Holdings Borrower, GP LLC(e)(f)	129	—
Southcross Holdings Borrower, LP, Class A-II(e)(f)	129	43,538

		1,086,762

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%

F & W Media, Inc.(e)(f)	9,510	—

Total Common Stock (Cost $1,101,275)		1,115,734

Preferred Stock - 1.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%

Watford Holdings, Ltd. (Bermuda) 8.50% (c)(e)(k)	160,000	3,966,435

Total Preferred Stock (Cost $3,920,000)		3,966,435

Warrants - 0.0%

ENERGY: OIL & GAS - 0.0%

Ascent Resources Marcellus Holdings, Inc.(e)(f)	84,077	8,408

Total Warrants (Cost $8,408)		8,408

Total Investments-152.2% (Cost of $428,338,133)		424,192,381
Other Assets & Liabilities, Net-(1.7)%		(4,786,040)
Loan Outstanding-(50.5)%(m)(n)		(140,756,133)

Net Assets (Applicable to Common Shares)-100.0%		278,650,208

8 |	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2018 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2018. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.
(b)	The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of March 31, 2018, the 1, 3 and 6 month LIBOR rates were 1.88%, 2.31% and 2.45%, respectively, and the Prime lending rate was 4.75%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.
(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(e)	Fair Value Level 3 security.
(f)	Non-income producing asset.
(g)	The issuer is in default of its payment obligations as of March 7, 2018, as such, income is no longer being accrued.
(h)	Fixed rate asset.
(i)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(j)	The issuer is in default of its payment obligations as of December 11, 2017, as such, income is no longer being accrued.
(k)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $37,805,984, or 13.57% of net assets.
(l)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(m)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(n)	Principal $141,000,000 less unamortized deferred financing costs of $243,867.

See accompanying Notes to Schedule of Investments.	9

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

March 31, 2018 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock and preferred stock are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

10  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

March 31, 2018 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2018 is as follows:

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$ 27,934,205	$27,934,205	$—	$ —
Senior Loans	383,072,917	—	367,375,018	15,697,899
Corporate Notes and Bonds	36,028,887	—	36,020,483	8,404
Common Stock	1,115,734	—	1,043,224	72,510
Preferred Stock	3,966,435	—	—	3,966,435
Warrants	8,408	—	—	8,408
Unrealized appreciation on Unfunded Loan Commitments	16,867	—	16,867	—

Total Assets	$452,143,453	$27,934,205	$404,455,592	$19,753,656

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2018 through March 31, 2018:

Apollo Senior Floating Rate Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants	Unfunded Loan Commitments
Total Fair Value, beginning of period	$25,664,960	$21,655,599	$8,775	$68,975	$3,915,225	$—	$16,386
Purchases, including capitalized PIK	2,354,909	2,346,501	—	—	—	8,408	—
Sales/Paydowns	(6,901,619)	(6,894,484)	(7,135)	—	—	—	—
Accretion/(amortization) of discounts/(premiums)	114,843	114,843	—	—	—	—	—
Net realized gain/(loss)	142,687	137,936	4,751	—	—	—	—
Change in net unrealized appreciation/(depreciation)	(62,955)	(118,074)	2,013	3,535	51,210	—	(1,639)
Transfers into Level 3	634,375	634,375	—	—	—	—	—
Transfers out of Level 3	(2,193,544)	(2,178,797)	—	—	—	—	(14,747)

Total Fair Value, end of period	$19,753,656	$15,697,899	$8,404	$72,510	$3,966,435	$8,408	$—

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2018 was $62,193.

11

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

March 31, 2018 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2018:

Apollo Senior Floating Rate Fund Inc.
Assets	Fair Value at March 31, 2018	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized
Senior Loans	$9,881,335	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,530,372	Discounted Cash Flow(b)	Discount Rate(b)	17.4%

	616,429	Recoverability(c)	EBITDA / EV Multiple(c)	$7m / 2.9x

	669,763	Recoverability(d)	Liquidation Proceeds(d)	$28.1m

	—	Recoverability(d)	Liquidation Proceeds(d)	$0

Corporate Notes and Bonds	8,404	Discounted Cash Flow(b)	Discount Rate(b)	25.0%
		Recoverability(d)	Liquidation Proceeds(d)	$7m

	—	Recoverability(d)	Liquidation Proceeds(d)	$0

Common Stock	28,972	Option Model(e)	Volatility(e)	31.1%

	—	Recoverability(d)	Liquidation Proceeds(d)	$28.1m

	43,538	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,966,435	Discounted Cash Flow(b)	Discount Rate(b)	8.57%

Warrants	8,408	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$19,753,656

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.

(b)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)	The Fund utilized a recoverability approach to fair value these securities. The significant unobservable inputs used in the valuation model were EBITDA and enterprise value multiple. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)	The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

12 |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

March 31, 2018 (unaudited)

Federal Tax Information

Cost for U.S federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments as of March 31, 2018 were as follows:

Apollo Senior Floating Rate Fund Inc.
Federal tax basis, cost	$428,638,158

Unrealized appreciation	$4,755,622
Unrealized depreciation	(9,201,399)

Net unrealized appreciation/(depreciation)	$(4,445,777)

General Commitments and Contingencies

As of March 31, 2018, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Access CIG, LLC	$ 210,110
A-L Parent, LLC	1,310,878
Centene Corp.*	4,378,671
Charming Charlie, LLC**	61,972
Mitchell International, Inc.	103,399
Total unfunded loan commitments	$6,065,030

*	On May 9, 2018, the loan commitment was cancelled in its entirety.
**	On April 19, 2018, the loan commitment was fully funded.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

13

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	5/16/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	5/16/18

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer (principal financial officer)

Date	5/16/18